Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 8,175,270	¥ 5,894,752
Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	[1]	7,330,459	5,363,260
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		707,035	421,166
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		453,479	311,950
Financial assets past due [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		340,697	233,148
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		75,257	55,802
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		19,754	13,201
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		17,771	9,799
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		440,657	302,015
Financial assets past due [member] | Retail [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		328,741	223,674
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		74,948	55,675
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		19,722	13,185
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		17,246	9,481
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		2,254	968
Financial assets past due [member] | Finance lease [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		1,499	545
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		258	118
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		16	5
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		481	300
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		10,568	8,967
Financial assets past due [member] | Wholesale [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		10,457	8,929
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		51	9
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		16	11
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 44	¥ 18

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.